Investment in Affiliates (Combined and Condensed Information Related to Affiliates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operations:
Total revenues	¥ 2,292,708	¥ 2,280,329	¥ 2,434,864
Financial position:
Total assets	13,563,082	13,067,528	12,174,917
Total Liabilities	10,459,938	9,991,362
Total equity	3,028,456	2,993,608
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Operations:
Total revenues	1,155,974	1,674,184	1,606,565
Income before income taxes	85,667	206,637	187,203
Net income	74,008	140,540	114,271
Financial position:
Total assets	12,858,129	12,499,794	11,473,689
Total Liabilities	9,203,980	8,428,007	7,542,997
Total equity	¥ 3,654,149	¥ 4,071,787	¥ 3,930,692